Schedule of Investments (unaudited)
August 31, 2026
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 Franklin U.S. Large Cap Equity Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 11.0%
Diversified Telecommunication Services — 1.6%
AT&T Inc.	39,159	$1,013,827
Comcast Corp., Class A Shares	135,019	3,594,206
Verizon Communications Inc.	77,753	3,889,205
Total Diversified Telecommunication Services		8,497,238
Entertainment — 0.5%
Netflix Inc.	5,499	445,694 *
Walt Disney Co.	23,149	2,489,675
Total Entertainment		2,935,369
Interactive Media & Services — 8.6%
Alphabet Inc., Class A Shares	52,332	17,758,864
Alphabet Inc., Class C Shares	43,090	14,452,817
Match Group Inc.	67,182	2,730,948
Meta Platforms Inc., Class A Shares	19,193	10,984,922
Pinterest Inc., Class A Shares	82,076	1,781,870 *
Total Interactive Media & Services		47,709,421
Media — 0.3%
AppLovin Corp., Class A Shares	4,638	1,447,334 *

Total Communication Services		60,589,362
Consumer Discretionary — 10.4%
Automobiles — 2.2%
Ford Motor Co.	163,566	2,280,110
General Motors Co.	46,975	4,054,882
Tesla Inc.	15,736	5,790,061 *
Total Automobiles		12,125,053
Broadline Retail — 3.3%
Amazon.com Inc.	60,280	15,658,936 *
Macy’s Inc.	107,245	2,355,100
Total Broadline Retail		18,014,036
Diversified Consumer Services — 0.3%
H&R Block Inc.	37,464	1,935,016
Hotels, Restaurants & Leisure — 1.4%
Booking Holdings Inc.	18,775	3,737,915
Expedia Group Inc.	12,561	3,983,344
Total Hotels, Restaurants & Leisure		7,721,259
Specialty Retail — 2.0%
Bath & Body Works Inc.	126,732	2,439,591
Best Buy Co. Inc.	31,757	2,545,324
Ross Stores Inc.	13,388	3,059,693
TJX Cos. Inc.	22,774	3,049,666
Total Specialty Retail		11,094,274
Textiles, Apparel & Luxury Goods — 1.2%
Crocs Inc.	30,689	3,694,342 *
Tapestry Inc.	22,713	2,802,557
Total Textiles, Apparel & Luxury Goods		6,496,899

Total Consumer Discretionary		57,386,537
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples — 4.7%
Beverages — 0.1%
Monster Beverage Corp.	11,692	$536,897 *
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	768	724,908
Dollar Tree Inc.	13,073	1,654,911 *
Kroger Co.	41,443	2,384,630
Target Corp.	23,680	3,809,638
Walmart Inc.	33,167	3,478,223
Total Consumer Staples Distribution & Retail		12,052,310
Food Products — 0.6%
Archer-Daniels-Midland Co.	38,766	3,151,288
Household Products — 1.2%
Colgate-Palmolive Co.	35,759	3,211,873
Procter & Gamble Co.	24,946	3,620,164
Total Household Products		6,832,037
Tobacco — 0.6%
Altria Group Inc.	51,452	3,523,433

Total Consumer Staples		26,095,965
Energy — 3.7%
Oil, Gas & Consumable Fuels — 3.7%
APA Corp.	105,282	4,542,918
Chevron Corp.	2,628	541,736
ExxonMobil Holdings Corp.	19,073	3,069,799
HF Sinclair Corp.	38,017	3,862,908
Marathon Petroleum Corp.	11,206	4,183,424
Valero Energy Corp.	11,198	4,019,186

Total Energy		20,219,971
Financials — 11.6%
Banks — 3.0%
Bank of America Corp.	82,484	5,109,059
Citigroup Inc.	39,066	5,141,867
JPMorgan Chase & Co.	17,987	6,403,732
Total Banks		16,654,658
Capital Markets — 3.1%
Bank of New York Mellon Corp.	14,023	2,261,630
Goldman Sachs Group Inc.	5,510	5,652,709
Morgan Stanley	21,872	4,665,735
State Street Corp.	19,098	3,654,975
T. Rowe Price Group Inc.	7,355	818,464
Total Capital Markets		17,053,513
Consumer Finance — 0.1%
Synchrony Financial	10,090	777,737
Financial Services — 4.3%
Berkshire Hathaway Inc., Class B Shares	8,627	4,348,267 *
Mastercard Inc., Class A Shares	10,674	6,290,295
MGIC Investment Corp.	83,042	2,545,237
PayPal Holdings Inc.	59,068	3,110,816
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2026 Quarterly Report

 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
Visa Inc., Class A Shares	19,764	$7,497,869
Total Financial Services		23,792,484
Insurance — 1.1%
Allstate Corp.	13,802	3,558,156
RenaissanceRe Holdings Ltd.	7,871	2,578,854
Total Insurance		6,137,010

Total Financials		64,415,402
Health Care — 10.3%
Biotechnology — 4.1%
AbbVie Inc.	25,725	6,596,404
Amgen Inc.	6,001	2,579,710
Biogen Inc.	13,021	2,821,000 *
Exelixis Inc.	65,487	3,578,210 *
Gilead Sciences Inc.	27,992	4,096,349
Incyte Corp.	5,171	637,171 *
Regeneron Pharmaceuticals Inc.	2,941	2,350,094
Total Biotechnology		22,658,938
Health Care Equipment & Supplies — 1.0%
Becton Dickinson & Co.	20,149	3,790,229
IDEXX Laboratories Inc.	3,386	1,884,952 *
Total Health Care Equipment & Supplies		5,675,181
Health Care Providers & Services — 2.1%
Cardinal Health Inc.	15,296	3,588,747
Centene Corp.	56,534	3,637,398 *
Cigna Group	2,116	584,185
Tenet Healthcare Corp.	13,680	3,637,649 *
Total Health Care Providers & Services		11,447,979
Life Sciences Tools & Services — 0.6%
Illumina Inc.	14,953	3,194,409 *
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	57,757	3,858,745
Eli Lilly & Co.	2,868	3,317,502
Johnson & Johnson	26,346	7,004,084
Total Pharmaceuticals		14,180,331

Total Health Care		57,156,838
Industrials — 7.4%
Aerospace & Defense — 3.4%
ATI Inc.	15,565	3,178,373 *
General Dynamics Corp.	8,459	3,141,250
General Electric Co.	17,580	5,901,782
Lockheed Martin Corp.	5,210	2,924,008
RTX Corp.	16,361	3,398,670
Total Aerospace & Defense		18,544,083
Construction & Engineering — 0.4%
Comfort Systems USA Inc.	1,411	2,180,870
Ground Transportation — 1.5%
Lyft Inc., Class A Shares	143,286	2,421,533 *
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Ground Transportation — continued
Ryder System Inc.	10,799	$2,639,924
Uber Technologies Inc.	45,757	3,461,517 *
Total Ground Transportation		8,522,974
Machinery — 1.3%
Caterpillar Inc.	7,042	5,615,784
Cummins Inc.	2,780	1,569,032
Total Machinery		7,184,816
Trading Companies & Distributors — 0.8%
Fastenal Co.	26,508	1,307,109
W.W. Grainger Inc.	2,482	3,250,154
Total Trading Companies & Distributors		4,557,263

Total Industrials		40,990,006
Information Technology — 36.8%
Communications Equipment — 1.0%
Cisco Systems Inc.	50,791	5,611,898
Semiconductors & Semiconductor Equipment — 16.1%
Advanced Micro Devices Inc.	5,739	2,701,462 *
Applied Materials Inc.	12,370	5,670,284
Broadcom Inc.	28,764	10,652,460
Cirrus Logic Inc.	4,364	477,902 *
Intel Corp.	8,824	789,836 *
KLA Corp.	21,690	3,805,510
Lam Research Corp.	20,436	6,161,250
Micron Technology Inc.	12,649	12,126,976
NVIDIA Corp.	193,772	42,780,982
QUALCOMM Inc.	23,044	3,928,541
Total Semiconductors & Semiconductor Equipment		89,095,203
Software — 10.9%
Adobe Inc.	16,027	4,692,545 *
DocuSign Inc.	48,671	3,225,427 *
Dropbox Inc., Class A Shares	87,055	3,063,466 *
Fortinet Inc.	22,715	3,882,675 *
Intuit Inc.	11,591	4,164,646
Manhattan Associates Inc.	8,281	1,848,236 *
Microsoft Corp.	55,724	28,268,228
Pegasystems Inc.	27,267	1,003,698
RingCentral Inc., Class A Shares	67,351	4,688,977
Salesforce Inc.	20,461	5,269,526
Total Software		60,107,424
Technology Hardware, Storage & Peripherals — 8.8%
Apple Inc.	118,613	37,582,529
Sandisk Corp.	3,118	4,884,971 *
Seagate Technology Holdings PLC	2,925	2,423,011
Western Digital Corp.	8,696	3,917,983
Total Technology Hardware, Storage & Peripherals		48,808,494

Total Information Technology		203,623,019
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2026 Quarterly Report

 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Materials — 2.4%
Chemicals — 0.6%
	CF Industries Holdings Inc.	26,659	$3,466,470
Metals & Mining — 1.8%
	Anglogold Ashanti PLC	34,291	3,851,565
	Newmont Corp.	36,097	4,550,388
	Nucor Corp.	6,566	1,639,136
Total Metals & Mining			10,041,089

Total Materials			13,507,559
Real Estate — 0.4%
Specialized REITs — 0.4%
	VICI Properties Inc.	89,964	2,307,577

Utilities — 0.4%
Electric Utilities — 0.4%
	Edison International	39,747	2,145,543
Total Investments before Short-Term Investments (Cost — $352,795,039)			548,437,779
	Rate
Short-Term Investments — 1.0%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $5,514,795)	3.578%	5,514,795	5,514,795 (a)(b)
Total Investments — 100.1% (Cost — $358,309,834)			553,952,574
Liabilities in Excess of Other Assets — (0.1)%			(796,682)
Total Net Assets — 100.0%			$553,155,892

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2026, the total market value of investments in Affiliated Companies was $5,514,795 and the cost was $5,514,795 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin U.S. Large Cap Equity Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$548,437,779	—	—	$548,437,779
Short-Term Investments†	5,514,795	—	—	5,514,795
Total Investments	$553,952,574	—	—	$553,952,574

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2026. The following transactions were effected in such company for the period ended August 31, 2026.

	Affiliate Value at November 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	$6,026,944	6,026,944	$512,149	512,149

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2026
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	$11,262	—	$5,514,795

Franklin U.S. Large Cap Equity Fund 2026 Quarterly Report